Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
The following table summarizes changes in goodwill balance:

Balance at December 31, 2020	$—
Goodwill related to exactEarth acquisition	52,986
Impact of foreign currency translation	641

Balance at December 31, 2021	$53,627

Schedule of Finite-Lived Intangible Assets
Intangible assets consisted of the following:

	December 31,
	2021	2020
Customer relationships	$24,559	$—
Developed technology	13,957	—
Trade names	2,366	—
Backlog	3,268	—
Patents	491	591
FCC licenses	480	480

	45,121	1,071
Less: Accumulated amortization	(968)	(320)

	$44,153	$751

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2021, the expected future amortization expense of intangible assets is as follows:

Years ending December 31,
2022	$6,747
2023	3,736
2024	3,729
2025	3,728
2026	3,675
2027 and thereafter	22,342

43,957
Capitalized patent costs, unissued	196

$44,153